Business Combination - Summary of Business Combination (Detail) - Spark and Associates Inc. [Member] ₩ in Millions	12 Months Ended
Dec. 31, 2022 KRW (₩)
Disclosure of detailed information about business combination [Line Items]
Date	Oct. 04, 2022
Purchase consideration	₩ 20,328